Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities- Gimi MS Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Balance sheet
Current assets	$ 915,202	$ 815,564
Current liabilities	(591,923)	(545,780)
Golar Gimi | VIE debt
Balance sheet
Current assets	95,141	17,359
Non-current assets	1,759,711	1,702,148
Current liabilities	(194,017)	(168,370)
Non-current liabilities	$ (546,775)	$ (585,678)